Loss on sale of assets - Schedule of sale of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure on Sale of Assets [Line Items]
Cash proceeds received in 2018	$ 1,345	$ 981
Proceeds receivable (constrained estimate of earn-out payments)	2,000	0
Loss on sale of assets	(4,049)	(1,365)
Power Manager assets
Disclosure on Sale of Assets [Line Items]
Cash proceeds received in 2018	2,000	0
Note receivable as of December 31, 2018	2,132
Proceeds receivable (constrained estimate of earn-out payments)	2,000
Total proceeds	(6,132)
Less: Disposition costs	(707)	0
Net proceeds	5,425
Less: Net book value of disposed assets	(9,382)
Loss on sale of assets	$ (3,957)	$ 0